Current Maturities of Long Term Loans	12 Months Ended
Dec. 31, 2016
Current Maturities of Long Term Loans/Long-Term Loans, Net of Current Maturities [Abstract]
CURRENT MATURITIES OF LONG TERM LOANS	NOTE 9:- CURRENT MATURITIES OF LONG TERM LOANS
	Loan	Weighted interest rate as of December 31, 2016	December 31
Short term loans	currency	%	2016	2015

Current maturities	NIS	5.44	400	400

			400	400